Depreciation and Amortization (Tables)	12 Months Ended
Dec. 31, 2018
Depreciation And Amortization [Abstract]
Depreciation and Amortization Expense Excluded from Operating Expenses in its Statements of Income	The amounts of depreciation and amortization expense excluded from the following operating expenses in its Statements of Income are:

	Year Ended December 31,
	2018	2017	2016
Direct expenses	$212,585	$196,107	$191,169
General and administrative expenses	4,134	4,151	3,650
Corporate expenses	8,542	10,846	10,139
	$225,261	$211,104	$204,958